Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.45

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXX	2025070551	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Bank statement validating asset stated amount provided and updated. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Bank Statement - Seller-XXX
Counter-1003 received. Section XXX of the 1003 states that the balance in the XXX account is $XXX. However, the bank statement on file (XXX - XXX period) shows a balance of $XXX.  The file is still missing verification of the assets with the $XXX balance amount. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Updated 1003 - Seller-XXX
														Open-Audited Reserves of month(s) are less than Guideline Required Reserves of XXX month(s) Total Asset requirement was $XXX (Settlement XXX cash from borrower $XXX + Reserves $XXX), verified assets are XXX. 1003 value statement was missing in the file. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Bank Statement - Seller-XXX Ready for Review-Document Uploaded. Updated 1003 - Seller-XXX	Resolved-Bank statement validating asset stated amount provided and updated. - Due Diligence Vendor-XXX	XXX.pdf XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025070551	Closed	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Final 1003 is Incomplete	Resolved-The Final 1003 is Present - Due Diligence Vendor-XXX
Resolved-Complete Final 1003 received. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Updated 1003 - Seller-XXX
														Open-The Final 1003 is Incomplete B1 currently stay on own property but Section XXX not reflecting any XXX properties. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Updated 1003 - Seller-XXX	Resolved-The Final 1003 is Present - Due Diligence Vendor-XXX Resolved-Complete Final 1003 received. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025070551	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Letter of Explanation (Assets)	Resolved-Clarification received about Lender Guidelines. Bank Account says "or", therefore no access letter is needed. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. UW loe - no need for a letter the owner of the account is OR not AND - Seller-XXX
														Open-Non-borrower is on the XXX provided (XXX), however there is not a LOE in file granting permission to access the funds. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. XXX - no need for a letter the owner of the account is XXX not AND - Seller-XXX	Resolved-Clarification received about Lender Guidelines. XXX Account says "or", therefore no access letter is needed. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025070551	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document is Incomplete	Resolved-Updated Title Document is Provided. - Due Diligence Vendor-XXX
Resolved-Title Document is Provided And Complete - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Updated Title Commitment - Seller-XXX
														Open-Title Document is Incomplete Given title report was expired, it's should be with in XXX days to note date. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Updated Title Commitment - Seller-XXX	Resolved-Updated Title Document is Provided. - Due Diligence Vendor-XXX Resolved-Title Document is Provided And Complete - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025070541			Closed	XXX	XXX	Waived	2 - Non-Material	B	B	Property	Property Issue	Property zoned XXX and contains more than XXX acres	Waived-Over XXX acres of land not permitted in guidelines. Exception page XXX - Due Diligence Vendor-XXX		Waived-Over XXX acres of land not permitted in guidelines. Exception page XXX - Due Diligence Vendor-XXX			Housing History of XXX, low DTI XXX%	XXX	XXX	XXX	XXX	XXX	Originator Post-Close	Yes